Liability in Respect of Warrants (Details) - Schedule of Financial liabilities	Dec. 31, 2023
Expected volatility [Member]
Financial liabilities:
Warrants measurement inputs	93.91
Share price [Member]
Financial liabilities:
Warrants measurement inputs	0.785
Risk-free interest rate [Member]
Financial liabilities:
Warrants measurement inputs	3.9
Expected life (years) [Member]
Financial liabilities:
Warrants measurement inputs	4.47
Dividend yield [Member]
Financial liabilities:
Warrants measurement inputs